Leases	3 Months Ended
Mar. 31, 2026
Leases
Leases

Note 4: Leases

In February 2026, the Company entered into an operating lease, as the lessee, for approximately 100 acres located within the Great Plains Industrial Park in Parsons, Kansas (the “Kansas Site”). The Company has commenced initial site development activities intended to inform borehole design, drilling techniques, and site suitability for future reactor deployment. As of March 31, 2026, the remaining non-cancelable lease term is approximately two years. The lease agreement includes renewal options and a purchase option for a purchase price of approximately $5 million, should the Company be granted a license for commercial operation of the future reactor by the NRC; however, these options have not been included in the lease term as the Company is not reasonably certain to exercise them at this time.

Total lease costs included within the interim unaudited condensed consolidated statements of operation for the three months ended March 31, 2026 and 2025 were $6,250 and $0, respectively. There are no variable costs associated with the leasing transaction.

The following table presents the future maturity of the Company’s operating lease liability for the non-cancelable portion of the lease, and reconciles the undiscounted cash flows for this lease to the lease liability recognized in the interim unaudited condensed consolidated balance sheet as of the date indicated:

March 31,
2026
Fiscal 2026 (remaining 9 months)	$18,750
Fiscal 2027	47,917
Fiscal 2028	4,167
Fiscal 2029	—
Fiscal 2030	—
Thereafter	—
Total lease payments	70,834
Less: Imputed interest	11,267
Total	$59,567

Current operating lease liabilities	$16,181
Non-current operating lease liabilities	$43,386

The following table presents certain supplemental information related to the cash flows for operating and finance leases recorded on the interim unaudited condensed consolidated statements of cash flows:

March 31,
2026
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used for operating leases	$4,167

Right-of-use assets obtained in exchange for lease obligations
Operating lease liabilities	$62,088

Weighted-average remaining lease term (in years)	1.8
Weighted-average discount rate	16.1%